Hartford Long/Short Global Equity Fund

Summary Prospectus

Hartford Funds

March 1, 2015

Class	Ticker
A	HLOAX
C	HLOCX
I	HLOIX
Y	HLOYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/prospectuses.html.  You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund’s prospectus dated March 1, 2015 and statement of additional information dated March 1, 2015, along with the financial statements included in the Fund’s most recent annual report to shareholders dated October 31, 2014 are incorporated by reference into this summary prospectus.  The Fund’s statement of additional information, annual report and, when available, semi-annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks to provide long-term capital appreciation.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	Y
Management fees	1.40%	1.40%	1.40%	1.40%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Total other expenses	1.67%	1.67%	1.68%	1.68%
Dividend and interest expenses on short sales	1.12%	1.12%	1.12%	1.12%
Other expenses	0.55%	0.55%	0.56%	0.56%
Total annual fund operating expenses	3.32%	4.07%	3.08%	3.08%
Fee waiver and/or expense reimbursement(3)	0.30%	0.30%	0.31%	0.46%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	3.02%	3.77%	2.77%	2.62%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Fees and expenses are estimated for the current fiscal year.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.90% (Class A), 2.65% (Class C), 1.65% (Class I) and 1.50% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

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EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3
A	$838	$1,489
C	$479	$1,211
I	$280	$922
Y	$265	$908

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3
A	$838	$1,489
C	$379	$1,211
I	$280	$922
Y	$265	$908

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  From August 29, 2014 (commencement of operations) through October 31, 2014, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  The Fund seeks to achieve its investment objective by investing in both long and short positions in equity and equity-related securities.  The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities or equity-related securities, including both long and short positions and derivative investments that provide exposure to equity securities.  Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, employs bottom-up, fundamental analysis as well as quantitative and macro-economic research to select securities for purchase. Wellington Management selects securities for the Fund to sell short based on a quantitative investment model designed to identify securities that are likely to underperform the MSCI All Country World Small Cap Index, based on factors such as quality, momentum, and valuation. The Fund typically maintains a net long exposure of around 50-70%.  The Fund’s gross long exposure typically exceeds 100% of the Fund’s assets and is generally expected to be around 110-130%.  The Fund’s gross long exposure will not exceed 200%.  The Fund’s gross short exposure is generally

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expected to equal 50% of the Fund’s gross long exposure, but could vary based on market movements and/or Wellington Management’s view of market conditions.  The Fund’s use of long and short positions is designed to seek to provide capital appreciation with lower volatility than the global equity markets.

The Fund may invest in stocks with a broad range of market capitalizations, but tends to invest primarily in small capitalization companies with market capitalizations within the collective range of the MSCI All Country World Small Cap Index.  The Fund may invest in both domestic and foreign issuers, including issuers located in emerging markets.  The Fund may invest in derivative instruments, including futures and forward contracts; swaps agreements — such as interest-rate swaps, credit default swaps, or total return swaps; call and put options; or warrants and rights. Any of these derivatives may be used in an effort to enhance returns or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its positions. In addition to derivative instruments, the Fund may invest in repurchase agreements and reverse repurchase agreements, exchange traded funds and similar liquid equity equivalents, as well as cash and cash equivalents.  The Fund may trade investments actively.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in (long or short) or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) would be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or

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lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Short Sales and Leverage Risk - In a short sale, the Fund sells a borrowed security, which it must later repurchase and resell to the lender.  The Fund will lose money if it must repurchase the security for a price higher than the price at which it sold the borrowed security.  This potential loss is theoretically unlimited. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price, which could make it difficult or impossible for the Fund to effect its investment strategy.   When the Fund invests the money it receives from selling securities short, the Fund is employing a form of leverage.  The use of leverage may increase the Fund’s exposure to the equity investments in its portfolio and make any change in the Fund’s net asset value greater than it would be without the use of leverage, which could increase the volatility of the Fund’s returns.  The Fund’s use of leverage may not be successful and could cause the Fund to underperform the market or other funds.

The Fund may use short sales for “hedging” purposes, that is, to offset the risks associated with other Fund holdings.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the short sale outweighs the benefit of the hedge.  Hedging also involves the risk that changes in the value of the short sale will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased.  There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives

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may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

Active Trading Risk -  Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

Quantitative Investing Risk -  Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

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The Fund is subject to certain other risks, which are described in the Fund’s statutory prospectus.

PAST PERFORMANCE.  Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.  Updated performance information is available at www.hartfordfunds.com.  Keep in mind that past performance does not indicate future results.

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Kenneth L. Abrams	Senior Managing Director and Equity Portfolio Manager	2014
Donald S. Tunnell	Senior Managing Director, Co-Director of Quantitative Investments, Director of Quantitative Research	2014

PURCHASE AND SALE OF FUND SHARES.  Not all share classes are available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$5,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares.  For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.

TAX INFORMATION.  The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-LS_030115
March 1, 2015

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